Cost Method Investments (Tables)	12 Months Ended
Dec. 31, 2021
Cost and Method Investments Table [Abstract]
Schedule of cost method investments
	December 31, 2020	December 31, 2021	December 31, 2021
	RMB	RMB	USD
9.0% Investment (1 company in the AR and virtual reality (“VR”) areas)	45,000,000	45,000,000	7,058,048
8.0% Investment (2 companies in the AR and VR areas)	1,100,000	1,100,000	172,530
6.0% Investment (1 company in the AR, VR, software and robotic areas)	600,000	600,000	94,107
5.5% Investment (1 company in the AR, VR and game areas)	600,000	600,000	94,107
5.0% Investment (21 and 22 companies in the AR, VR and digital marketing areas as of December 31, 2020 and 2021)	50,400,000	51,000,000	7,999,122
4.5% Investment (1 company in the VR medical treatment areas)	200,000	200,000	31,369
4.0% Investment (14 companies in the AR, VR, 3D animation and software areas)	8,400,000	8,400,000	1,317,502
3.5% Investment (2 companies in the AR and VR areas)	1,200,000	1,200,000	188,215
3.0% Investment (5 companies in the AR, VR and 3D animation areas)	3,900,000	3,900,000	611,698
2.0% Investment (4 companies in the AR, VR, 3D animation and software areas)	1,200,000	1,200,000	188,215
1.0% Investment (5 companies in the AR, VR, 3D animation, hardware and software areas)	1,450,000	1,450,000	227,426
Total	114,050,000	114,650,000	17,982,339